Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of property and equipment estimated useful life
Estimated Useful Life
Building	26 years
Furniture and fixtures	7 years
Lab equipment	5 years
Computer equipment	3 years
Software	3 years
Leasehold improvements	shorter of the estimated useful life and the lease term

Schedule of diluted weighted-average shares of common stock outstanding
	March 31,
	2021	2020
Redeemable convertible preferred stock	107,525,553	107,482,377
Stock options	22,815,643	20,231,157
Warrants	25,775,905	25,775,905
	156,117,101	153,489,439

	December 31,
	2020	2019
Redeemable convertible preferred stock	107,525,553	89,761,627
Stock options	22,336,005	18,155,454
Warrants	25,775,905	—
	155,637,463	107,917,081

Gx Acquisition Corp
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net income (loss) per ordinary share
	Three Months Ended March 31,
	2021	2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$23,622	$1,006,042
Unrealized gain on marketable securities held in Trust Account	—	389,953
Less: Company’s portion available to pay taxes	(5,528)	(292,666)
Net Income allocable to shares subject to redemption	$18,094	$1,103,329

Denominator: Weighted Average common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	20,607,461	25,583,486
Basic and diluted net income per share	$0.00	$0.04

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$38,028,962	$6,368,437
Less: Net income allocable to common stock subject to possible redemption	(18,095)	(1,103,329)
Non-Redeemable Net Loss	$38,010,868	$5,265,108

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	15,330,039	10,354,014
Basic and diluted net income per share	$2.48	$0.51

	Year Ended December 31,
	2020	2019
Class A Common Stock Subject to Possible Redemption
Numerator: Earnings attributable to Class A common stock subject to possible redemption
Interest income	$1,275,238	$3,340,160
Unrealized gain on investments held in Trust Account	1,603	(7,004)
Less: Company’s portion available to be withdrawn to pay taxes	(280,766)	(772,682)
Net income allocable to Class A common stock subject to possible redemption	$996,075	$2,560,474

Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	25,105,895	25,529,300

Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.04	$0.10

Non-Redeemable Common Stock
Numerator: Net loss minus net earnings
Net (loss) income	$(49,260,297)	$5,878,770
Less: Income attributable to Class A common stock subject to possible redemption	(996,075)	(2,560,474)
Non-redeemable net (loss) income	$(50,256,372)	$3,318,296

Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	10,831,605	9,090,741

Basic and diluted net (loss) income per common share, Non-redeemable common stock	$(4.64)	$0.37